INVENTORIES	12 Months Ended
Dec. 31, 2025
Classes of current inventories [Abstract]
INVENTORIES
16.	INVENTORIES

	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Raw materials and consumables	11,485	10,032
Work-in-progress	3,738	4,989
Finished goods	3,605	4,353

	18,828	19,374

The assets of the Group, including inventories, have been pledged as security for the term loan from Perceptive Advisors.

All inventories are stated at the lower of cost or net realisable value. Total inventories for the Group are shown net of provisions of US$7,101,000 (2024: US$7,648,000) (2023: US$11,344,000). Cost of sales in 2025 includes inventories expensed of US$29,546,000 (2024: US$38,001,000) (2023: US$35,091,000).

The movement on the inventory provision for the three-year period to December 31, 2025 is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Opening provision at January 1	7,648	11,344	16,274
Charged during the year	629	2,113	2,291
Utilised during the year	(1,176)	(5,809)	(5,456)
Eliminated on disposal of business	-	-	(1,765)

Closing provision at December 31	7,101	7,648	11,344